Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Results of Operations by Reportable Segment
The following table represents the results of operations by reportable segment:

	Year Ended December 31,
Dollars in thousands	2014	2013	2012
Revenues:
U.S. (Lower 48) Drilling(1)	$158,405	$153,624	$123,672
International & Alaska Drilling(1)	462,513	410,507	307,189
Rental Tools(1)	347,766	310,041	246,900
Total revenues	968,684	874,172	677,761
Operating income:
U.S. (Lower 48) Drilling(2)	46,831	54,203	37,717
International & Alaska Drilling(2)	34,405	23,080	(60)
Rental Tools(2)	72,946	91,164	113,899
Total operating gross margin	154,182	168,447	151,556
General and administrative expense	(35,016)	(68,025)	(46,257)
Provision for reduction in carrying value of certain assets	—	(2,544)	—
Gain on disposition of assets, net	1,054	3,994	1,974
Total operating income	120,220	101,872	107,273
Interest expense	(44,265)	(47,820)	(33,542)
Interest income	195	2,450	153
Loss on extinguishment of debt	(30,152)	(5,218)	(2,130)
Changes in fair value of derivative positions	—	53	55
Other income (loss)	2,539	1,450	(832)
Income from continuing operations before income taxes	$48,537	$52,787	$70,977

1)
In 2014, our largest customer, Exxon Neftegas Limited (ENL), constituted approximately 18.7 percent of our total consolidated revenues and approximately 39.2 percent of our International & Alaska Drilling segment. In 2013, our largest customer, ENL, constituted approximately 15.6 percent of our total consolidated revenues and approximately 33.3 percent of our International & Alaska Drilling segment. In 2012, our two largest customers, ENL and Schlumberger, constituted approximately 12.0 percent and 10.0 percent, respectively, of our total consolidated revenues and approximately 26.0 percent and 23.0 percent of our International & Alaska Drilling segment, respectively.

2)	Operating income is calculated as revenues less direct operating expenses, including depreciation and amortization expense.

The following table represents capital expenditures and depreciation and amortization by reportable segment:

	Year Ended December 31,
Dollars in thousands	2014	2013	2012
Capital expenditures:
U.S. (Lower 48) Drilling	$43,120	$23,796	$8,808
International & Alaska Drilling	26,761	40,822	102,026
Rental Tools	95,340	76,928	61,958
Corporate	14,292	14,099	18,751
Total capital expenditures	$179,513	$155,645	$191,543
Depreciation and amortization (1):
U.S. (Lower 48) Drilling	$21,260	$15,212	$16,363
International & Alaska Drilling	59,684	62,988	52,537
Rental Tools	64,177	55,853	44,117
Total depreciation and amortization	$145,121	$134,053	$113,017

1)
For presentation purposes, depreciation for corporate assets of $5.0 million, $3.5 million, and $3.2 million for the years ended December 31, 2014, 2013, and 2012, respectively, has been allocated to the above reportable segments.

The following table represents identifiable assets by reportable segment:

	Year Ended December 31,
Dollars in Thousands	2014	2013
Identifiable assets:
U.S. (Lower 48) Drilling	$124,701	$111,586
International & Alaska Drilling	764,794	802,870
Rental Tools	444,195	350,429
Total identifiable assets	1,333,690	1,264,885
Corporate and other assets(1)	186,969	269,871
Total assets	$1,520,659	$1,534,756

1)
This category includes corporate assets and previously included minimal assets for our historical technical services segment primarily related to office furniture and fixtures. The assets related to technical services have been reclassified into the segment benefiting from the support service activities.

Operations by Geographical Area

	Year Ended December 31,
Operations by Geographic Area:	2014	2013	2012
Dollars in Thousands
Revenues:
Africa and Middle East	$128,214	$58,416	$26,528
Asia Pacific	187,799	170,165	117,392
CIS	61,849	55,165	44,312
Europe	20,296	16,788	—
Latin America	86,651	120,261	103,540
United States	483,875	453,377	385,989
Total revenues	968,684	874,172	677,761
Operating gross margin:
Africa and Middle East(1)	(16,973)	(383)	(2,027)
Asia Pacific(1)	29,769	21,995	16,550
CIS(1)	19,534	11,888	(9,580)
Europe(1)	11,534	274	—
Latin America(1)	(9,914)	1,140	9,581
United States(1)	120,232	133,533	137,032
Total operating gross margin	154,182	168,447	151,556

Long-lived assets:(2)
Africa and Middle East	$115,713	$110,336
Asia Pacific	43,252	44,606
CIS	49,951	55,722
Europe	20,140	82,473
Latin America	77,136	15,198
United States	589,748	563,021
Total long-lived assets	$895,940	$871,356

1)	Operating gross margin is calculated as revenues less direct operating expenses, including depreciation and amortization expense.

2)	Long-lived assets consist of property, plant and equipment, net.